SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT (NO. 333-177613) UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 20
and

REGISTRATION STATEMENT (NO. 811-22619) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 23

VANGUARD CHARLOTTE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 3rd day of December, 2018.

VANGUARD CHARLOTTE FUNDS

BY:______/s/ Mortimer J. Buckley*____________

Mortimer J. Buckley
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman	December 3, 2018
F. William McNabb III
/s/ Mortimer J. Buckley*	Chief Executive Officer,	December 3, 2018
President, and Trustee
Mortimer J. Buckley

/s/ Emerson U. Fullwood*	Trustee	December 3, 2018
Emerson U. Fullwood

/s/ Amy Gutmann*	Trustee	December 3, 2018
Amy Gutmann

/s/ JoAnn Heffernan Heisen*	Trustee	December 3, 2018
JoAnn Heffernan Heisen

/s/ F. Joseph Loughrey*	Trustee	December 3, 2018
F. Joseph Loughrey

/s/ Mark Loughridge*	Trustee	December 3, 2018
Mark Loughridge

/s/ Scott C. Malpass*	Trustee	December 3, 2018
Scott C. Malpass

/s/ Deanna Mulligan*	Trustee	December 3, 2018
Deanna Mulligan

/s/ André F. Perold*	Trustee	December 3, 2018
André F. Perold

/s/ Sarah Bloom Raskin*	Trustee	December 3, 2018
Sarah Bloom Raskin

/s/ Peter F. Volanakis*	Trustee	December 3, 2018
Peter F. Volanakis

/s/ Thomas J. Higgins*	Chief Financial Officer	December 3, 2018
Thomas J. Higgins

C-1

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.

C-2

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE